Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 18 – SUBSEQUENT EVENTS

A.	On March 11, 2020, the World Health Organization declared Coronavirus disease (“COVID-19”) as a pandemic. The extent of COVID-19’s effect on the Company’s operational and financial performance will depend on future developments, including the duration, spread and intensity of the pandemic, all of which are uncertain and difficult to predict considering the rapidly evolving landscape. As a result, to date, the Company has taken actions to reduce its operating expenses in the short term. It is not currently possible to ascertain the overall impact of COVID-19 on the Company’s activity and the ability to future funds its operation.

B.	On March 12, 2020, the Company granted options to purchase 550,000 Ordinary Shares to employees at an exercise price of NIS 1.95 (approximately $0.54 per share at the grant date).

In accordance with ASC 855, “Subsequent Events,” the Company evaluated subsequent events through the date the consolidated financial statements were issued. The Company concluded that no other subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.